Financial Information By Industry Segment And Geographic Area (Information By Geographic Area, Net Sales) (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Segment Reporting Information [Line Items]
Net Sales by Geographic Area	$ 6,367,000,000	$ 6,632,000,000	$ 6,648,000,000	$ 6,387,000,000	$ 6,531,000,000	$ 6,720,000,000	$ 6,121,000,000	$ 5,807,000,000	$ 26,034,000,000	[1]	$ 25,179,000,000	[1]	$ 23,366,000,000	[1]
United States [Member]
Segment Reporting Information [Line Items]
Net Sales by Geographic Area									19,434,000,000	[1],[2]	19,501,000,000	[1],[2]	18,355,000,000	[1],[2]
Export sales to unaffiliated customers									2,100,000,000		1,800,000,000		1,400,000,000
Europe [Member]
Segment Reporting Information [Line Items]
Net Sales by Geographic Area									3,183,000,000	[1]	2,839,000,000	[1]	2,716,000,000	[1]
Pacific Rim And Asia [Member]
Segment Reporting Information [Line Items]
Net Sales by Geographic Area									1,807,000,000	[1]	1,377,000,000	[1]	1,002,000,000	[1]
Americas, Other Than U.S. [Member]
Segment Reporting Information [Line Items]
Net Sales by Geographic Area									$ 1,610,000,000	[1]	$ 1,462,000,000	[1]	$ 1,293,000,000	[1]

[1]	Net sales are attributed to countries based on the location of the seller.
[2]	Export sales to unaffiliated customers were $2.1 billion in 2011, $1.8 billion in 2010 and $1.4 billion in 2009.